PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Balance as of January 1	$ 849	$ 624
Additions	120	140
Acquisitions	53	1
Disposals and write off	(1)	(2)
Depreciation	(78)	(66)
Impairment	(4)	(4)
Translation adjustment	(47)	6
Modifications and reassessments	57	47
Balance as of June 30	949	746
Six solar power plants
Reconciliation of changes in property, plant and equipment [abstract]
Acquisitions	49
SUNVIN 11 LLC
Reconciliation of changes in property, plant and equipment [abstract]
Acquisitions	2
LLC ISP Shtorm
Reconciliation of changes in property, plant and equipment [abstract]
Acquisitions	$ 2
Uklon
Reconciliation of changes in property, plant and equipment [abstract]
Acquisitions		$ 1